Common Stock and Warrants (Details - Fair value assumptions - warrant liability) - Warrant Liability 1 [Member]	1 Months Ended	3 Months Ended	12 Months Ended
	May 25, 2021	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Risk free interest rate	0.30%	2.28%	0.97%
Expected term (years)	3 years	2 years 2 months 12 days	2 years 4 months 24 days
Expected volatility	180.00%	181.00%	189.00%